Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 0	$ 0	$ 0
Machinery and equipment and buildings and land under capital lease contracts	4,641,200,000	4,336,800,000
Capital Lease Obligations
Property, Plant and Equipment [Line Items]
Machinery and equipment and buildings and land under capital lease contracts	$ 15,200,000	$ 1,100,000